LIQUIDITY AND CAPITAL RESOURCES	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES
NOTE 2 — LIQUIDITY AND CAPITAL RESOURCES
As of July 31, 2017, the Company had a working capital surplus of approximately $2,436,000 and cash, cash equivalents and restricted cash of approximately $2,381,000.
The Company’s future plans and growth are dependent on its ability to increase revenues and continue its business development efforts surrounding its contract award backlog. If the Company continues to incur losses and revenues do not generate from the backlog as expected, the Company may need to raise additional capital to expand its business and continue as a going concern. The Company currently anticipates that its current cash position will be sufficient to meet its working capital requirements to continue its sales and marketing efforts for at least 12 months from the filing date of this report. If in the future the Company’s plans or assumptions change or prove to be inaccurate, the Company may need to raise additional funds through public or private debt or equity offerings, financings, corporate collaborations, or other means. The Company may also be required to reduce operating expenditures or investments in its infrastructure.

NOTE 2 — LIQUIDITY AND CAPITAL RESOURCES

As of April 30, 2017, the Company had a working capital surplus of approximately $2,862,000 and cash, cash equivalents and restricted cash of approximately $2,159,000.

The Company’s future plans and growth are dependent on its ability to increase revenues and continue its business development efforts surrounding its contract award backlog. If the Company continues to incur losses and revenues do not generate from the backlog as expected, the Company may need to raise additional capital to expand its business and continue as a going concern. The Company currently anticipates that its current cash position will be sufficient to meet its working capital requirements to continue its sales and marketing efforts for at least 12 months from the filing date of this report. If in the future the Company’s plans or assumptions change or prove to be inaccurate, the Company may need to raise additional funds through public or private debt or equity offerings, financings, corporate collaborations, or other means. The Company may also be required to reduce operating expenditures or investments in its infrastructure.